RELATED PARTY TRANSACTIONS - Narrative (Details) - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total emoluments		€ 14,199,000	€ 19,839,000	€ 16,674,000
Wages and salaries		389,927,000	385,182,000	323,936,000
Non-executive Directors
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares		0	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Percentage of salaries donated to help Company initiatives (percent)	25.00%
Compensation settled in treasury shares		5,270,000	5,168,000	2,759,000
Wages and salaries		6,486,000	14,671,000	13,915,000
Key management personnel compensation, other long-term employee benefits		222,000
Ferrari N.V. (Ferrari) | Directors
Disclosure of transactions between related parties [line items]
Total emoluments		8,151,000	10,260,000	17,043,000
Compensation for salary		624,000
Compensation settled in treasury shares		€ 7,527,000	8,474,000	15,963,000
Ferrari N.V. and Ferrari S.p.A. | Directors
Disclosure of transactions between related parties [line items]
Total emoluments			10,260,000	17,043,000
Compensation for salary			€ 1,786,000	€ 1,080,000